Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005510 | Pinnacle Financial Partners
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005510 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005510 | Columbia Banking System
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005510 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005510 | SouthState
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005510 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Matador Resources
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Texas Capital Bancshares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Houlihan Lokey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000005510 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000005510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005510 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005510 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005510 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005510 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005510 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005511 | Pinnacle Financial Partners
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005511 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005511 | Columbia Banking System
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005511 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005511 | SouthState
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005511 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Matador Resources
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Texas Capital Bancshares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Houlihan Lokey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000005511 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000005511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005511 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005511 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159683 | Pinnacle Financial Partners
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159683 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159683 | Columbia Banking System
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159683 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159683 | SouthState
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159683 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Matador Resources
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Texas Capital Bancshares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Houlihan Lokey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159683 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000159683 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159683 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000159683 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159683 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159683 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159683 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219318 | Pinnacle Financial Partners
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219318 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219318 | Columbia Banking System
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219318 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219318 | SouthState
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219318 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Matador Resources
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Texas Capital Bancshares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Houlihan Lokey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219318 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000219318 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219318 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000219318 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219318 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219318 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219318 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219318 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219318 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%